Pensions and other post retirement benefits - Results of the most recent actuarial valuations (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Funding surplus/(deficit)	£ (218)	£ (263)	£ (1,933)
UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets	15,507	15,330	15,489
Funding surplus/(deficit)	£ 1,231	£ 1,104	(156)
National Grid UK Pension Scheme - Section A | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets			6,716
Market value of scheme assets at latest valuation			£ 6,627
Market value as percentage of benefits			101.00%
Funding surplus/(deficit)			£ 89
Funding surplus/(deficit) net of tax			74
National Grid UK Pension Scheme - Section B | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets			5,849
Market value of scheme assets at latest valuation			£ 6,057
Market value as percentage of benefits			97.00%
Funding surplus/(deficit)			£ (208)
Funding surplus/(deficit) net of tax			£ (173)
NGEG of ESPS | UK Pensions
Disclosure of defined benefit plans [line items]
Fair value of plan assets				£ 2,553
Market value of scheme assets at latest valuation				£ 3,053
Market value as percentage of benefits				84.00%
Funding surplus/(deficit)				£ (500)
Funding surplus/(deficit) net of tax				£ (415)